CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net income for the years	¥ 1,056,468	$ 144,735	¥ 1,297,576	¥ 1,180,232
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for uncollectible receivables, contract assets, loans receivable and others	12,204	1,672	72,764	32,053
Share-based compensation	59,122	8,100	54,353	42,548
Depreciation and amortization	17,873	2,449	9,461	9,961
Non-cash lease expenses	23,557	3,227	21,033
Loss from disposal of property, equipment and software			(191)
Share of (income) loss in equity method investments			1,990	(7,940)
Impairment of long-term investments	51,923	7,113	91,236	15,078
Gain from de-recognition of liabilities			(280,231)	(117,021)
Loss from disposal of subsidiaries	14,431	1,977	2,012
Gain on recovery of long-term investment	(69,018)	(9,455)
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(886,457)	(121,444)	(497,470)	(1,232,326)
Financial assets receivable	701,666	96,128	(917,775)	(292,342)
Prepaid expenses and other current assets	1,494,509	204,748	(1,890,443)	(456,221)
Amount due from/to related parties	11,266	1,543	10,759	12,437
Deferred tax assets	(18,806)	(2,576)	(66)	(22,322)
Other non-current assets	186	25	(504)	(516)
Right-of-use assets				7,903
Deferred guarantee income	(657,359)	(90,058)	821,644	276,518
Contingent guarantee liabilities	(728,172)	(99,759)	933,947
Payroll and welfare payables	49,625	6,799	17,695	25,502
Tax payables	124,845	17,104	219,348	223,762
Accrued expenses and other current liabilities	190,564	26,107	445,045	444,064
Operating Lease	(22,939)	(3,143)	(22,595)	(7,778)
Net cash provided by operating activities	1,425,488	195,292	389,588	133,592
Cash flows from investing activities
Purchase of property, equipment and software	(739,130)	(101,260)	(31,542)	(17,468)
Disposal of property, equipment and software	2	0	840
Disposal of subsidiaries, net of cash disposed of nil, RMB68,747 and 2,683	(2,683)	(368)	(68,747)
Acquisition of long-term investments	(97,577)	(13,368)	(77,533)
Proceeds from recovery of long-term investments	69,018	9,455
Investment in loans receivable, net	(23,257)	(3,186)	53,803
Loans to related parties	(120,003)	(16,440)	(13,904)	(56,416)
Repayments from related parties	130,110	17,825	31,233	50,935
Net cash used in investing activities	(783,520)	(107,342)	(105,850)	(22,949)
Cash flows from financing activities
Loans from related parties	27,335	3,745
Repayment of loans from related parties	(5,755)	(788)
Dividend distributed to shareholders	(301,175)	(41,261)	(156,674)
Repurchase of ordinary shares	(53,261)	(7,297)	(38,081)	(14,750)
Proceeds from exercise of options	169	23	1,274	2,184
Net cash used in financing activities	(332,687)	(45,578)	(193,481)	(12,566)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(4,054)	(557)	(10,670)	10,397
Net change in cash, cash equivalents and restricted cash	305,227	41,815	79,587	108,474
Cash, cash equivalents and restricted cash at beginning of the year	372,628	51,050	293,041	184,567
Cash, cash equivalents and restricted cash at end of the year	677,855	92,865	372,628	293,041
Supplemental disclosure of cash flow information:
Income taxes paid, net	118,679	16,259	40,895	1,900
Supplemental disclosure of non-cash investing and financing activities:
Disposal consideration settled by other payable related to the disposal of Shanghai Caiyin (see Note 10)			75,646
Disposal consideration settled by accounts receivable (see Note 8)	33,307	4,563	108,190
Non-cash right-of-use assets in exchange for new lease liabilities (see Note 14)	24,683	3,382	46,954	12,655
Disposal consideration settled by service fee collected on behalf of Fujian Zhuoqun (see Note 8)			316,224
Paybles for share repurchase (see Note 11)	13,378	1,833	21,619	9,262
Payables for dividend to shareholders (see Note 16)	40,793	5,589
Long-term receivable from disposal consideration related to disposal of Giasun and Quark (see Note 8)	18,814	2,578
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	540,523	74,051	370,193	291,018
Restricted cash	137,332	$ 18,814	2,435	2,023
Total cash, cash equivalents and restricted cash	¥ 677,855		¥ 372,628	¥ 293,041